Note 12 - Industry Segment Data (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended March 31, 2025
	Flat-roll	Tubular	Other	Total
Net Sales	$404,644	$39,956	—	$444,600
Cost and expenses:
Cost of materials sold	334,426	31,222	—	365,648
Processing and warehousing expense	24,544	8,933	—	33,477
Delivery expense	22,563	665	—	23,228
Commercial expense	6,301	755	—	7,056
Depreciation and amortization	2,869	304	118	3,291
General corporate expenses	—	—	9,115	9,115
	390,703	41,879	9,233	441,815
Gain (loss) on disposal of property, plant and equipment	(222)	480	—	258
EARNINGS (LOSS) FROM OPERATIONS:	13,719	(1,443)	(9,233)	3,043
Gain on economic hedges of risk				7,598
Interest expense				(2,953)
Other income				5
EARNINGS BEFORE INCOME TAXES				$7,693

	Year Ended March 31, 2024
	Flat-roll	Tubular	Other	Total
Net Sales	$472,774	$43,477	—	$516,251
Cost and expenses:
Cost of materials sold	381,591	30,804	—	412,395
Processing and warehousing expense	23,300	8,138	—	31,438
Delivery expense	23,194	597	—	23,791
Commercial expense	8,857	644	—	9,501
Depreciation and amortization	2,637	317	116	3,070
General corporate expenses	—	—	11,538	11,538
	439,548	40,497	11,688	491,733
EARNINGS (LOSS) FROM OPERATIONS:	33,226	2,980	(11,688)	24,518
Gain on economic hedges of risk				1,848
Interest expense				(3,072)
Other income				20
EARNINGS BEFORE INCOME TAXES				$23,314

	Year Ended March 31,
	2025	2024
IDENTIFIABLE ASSETS:
Flat-roll	$204,890	$205,797
Tubular	16,792	19,589
	221,682	225,386
General corporate assets	5,140	4,633
TOTAL ASSETS	$226,822	$230,019

CAPITAL EXPENDITURES:
Flat-roll	$3,823	$5,176
Tubular	179	510
Corporate and other	—	106
TOTAL CAPITAL EXPENDITURES	$4,002	$5,792